Net Income Per Common Share Attributable to CBI (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended									12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Earnings per share reconciliation
Net income attributable to CBI allocated – basic	$ 402.8	$ 452.0	$ 405.9	$ 358.9	$ 318.3	$ 243.4	$ 270.5	$ 302.4	$ 238.6	$ 1,535.1	$ 1,054.9	$ 839.3
Class A Common Stock [Member]
Earnings per share reconciliation
Net income attributable to CBI allocated – basic										1,370.1	940.0	745.6
Conversion of Class B common shares into Class A common shares										165.0	114.9	93.7
Effect of stock-based awards on allocated net income										0.0	0.0	0.0
Net income attributable to CBI allocated – diluted										$ 1,535.1	$ 1,054.9	$ 839.3
Weighted average number of shares outstanding reconciliation
Weighted average common shares outstanding – basic										175,934	173,383	169,325
Conversion of Class B common shares into Class A common shares										23,353	23,363	23,397
Stock-based awards, primarily stock options										4,812	7,075	8,502
Weighted average common shares outstanding – diluted										204,099	203,821	201,224
Basic and diluted net income per common share attributable to CBI
Net income per common share attributable to CBI – basic		$ 2.34	$ 2.04	$ 1.81	$ 1.61	$ 1.23	$ 1.39	$ 1.56	$ 1.24	$ 7.79	$ 5.42	$ 4.40
Net income per common share attributable to CBI – diluted		2.26	1.98	1.75	1.55	1.19	1.33	1.49	1.18	$ 7.52	$ 5.18	$ 4.17
Class B Convertible Common Stock [Member]
Earnings per share reconciliation
Net income attributable to CBI allocated – basic										$ 165.0	$ 114.9	$ 93.7
Conversion of Class B common shares into Class A common shares										0.0	0.0	0.0
Effect of stock-based awards on allocated net income										(3.1)	(3.1)	(4.0)
Net income attributable to CBI allocated – diluted										$ 161.9	$ 111.8	$ 89.7
Weighted average number of shares outstanding reconciliation
Weighted average common shares outstanding – basic										23,353	23,363	23,397
Conversion of Class B common shares into Class A common shares										0	0	0
Stock-based awards, primarily stock options										0	0	0
Weighted average common shares outstanding – diluted										23,353	23,363	23,397
Basic and diluted net income per common share attributable to CBI
Net income per common share attributable to CBI – basic		2.12	1.85	1.64	1.46	1.12	1.26	1.42	1.12	$ 7.07	$ 4.92	$ 4.00
Net income per common share attributable to CBI – diluted		$ 2.09	$ 1.82	$ 1.61	$ 1.43	$ 1.10	$ 1.22	$ 1.38	$ 1.09	$ 6.93	$ 4.79	$ 3.83